Document And Entity Information	Oct. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	North Haven Private Income Fund LLC
Entity Central Index Key	0001851322
Entity Emerging Growth Company	false
Entity File Number	814-01489
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-4562172
Entity Address, Address Line One	1585 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	1 (212)
Local Phone Number	761-4000
No Trading Symbol Flag	true
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class S Units